AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 2009
File No. 333-156529
File No.: 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

PRE-EFFECTIVE AMENDMENT NO. 3 ☑

POST-EFFECTIVE AMENDMENT NO. ___ ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

AMENDMENT NO. 3 ☑
FAITHSHARES TRUST
(Exact Name of Registrant as Specified in Charter)
3555 Northwest 58th Street
Suite 410
Okalahoma City, Oklahoma 73112
(Address of Principal Executive Offices, Zip Code)
(405) 778-8377
(Registrant’s Telephone Number, including Area Code )
Thompson S. Phillips, Jr.
J. Garrett Stevens
FaithShares Trust
3555 Northwest 58th Street
Suite 410
Oklahoma City, Oklahoma 73112
(Name and Address of Agent for Service)
Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004
Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

FaithShares Trust
Prospectus
December 7, 2009

FaithShares Baptist Values Fund	(FZB; NYSE Arca)
FaithShares Catholic Values Fund	(FCV; NYSE Arca)
FaithShares Christian Values Fund	(FOC; NYSE Arca)
FaithShares Lutheran Values Fund	(FKL; NYSE Arca)
FaithShares Methodist Values Fund	(FMV; NYSE Arca)
FaithShares Trust (the “Trust”) is a registered investment company offering shares of exchange traded funds (the “Funds”) that will be listed, subject to notice of issuance, on the NYSE Arca, Inc. (“NYSE Arca”). Fund shares are not individually redeemable by the Funds but will trade on the NYSE Arca in individual share lots.
Neither the Securities and Exchange Commission nor any state securities commissions has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus
The FaithShares Baptist Values Fund, the FaithShares Catholic Values Fund, the FaithShares Christian Values Fund, the FaithShares Lutheran Values Fund and the FaithShares Methodist Values Fund (each a “Fund” and collectively, the “Funds”) are each a separate series of FaithShares Trust (the “Trust”). This prospectus gives you important information on the Funds that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

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FaithShares Baptist Values Fund (the “Baptist Values Fund”)
Investment Objective
The Baptist Values Fund’s investment objective is to track the performance, before fees and expenses, of the FaithShares Baptist Values Index, a custom index developed by FTSE KLD Indexes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Baptist Values Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.87%

[1]	The Baptist Values Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Baptist Values Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Baptist Values Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Baptist Value Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Baptist Value Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years
$91	$283
Portfolio Turnover
The Baptist Values Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Baptist Values Fund shares are held in

3

a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Baptist Value Fund’s performance. The Baptist Values Fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal Investment Strategies
The Baptist Values Fund employs a “passive management” investment strategy designed to track the total return performance of the FaithShares Baptist Values Index, a custom index developed by FTSE KLD (the “BV Index” or “Index”). The BV Index is designed to measure the performance of U.S. large capitalization companies that are in accordance with the guidelines for social screening recommended by various entities of the Baptist denomination (the “Baptist Guidelines”). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The BV Index has zero tolerance for, and therefore excludes from its Index, companies involved in the following activities: direct participation or support of abortion; the manufacture of alcoholic beverages; the ownership or operation of, or support of, gambling facilities, products or services; production of military weapons; the production, sale or distribution of pornography; and manufacture of tobacco products. The BV Index is comprised of 100 securities each of whose weighting in the BV Index is rebalanced each year in June to 1%. Companies can only be added to the BV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the BV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Baptist Values Fund will not be removed from the BV Index until reconstitution, and the Baptist Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.
KLD selects securities for the BV Index by using proprietary ratings covering environmental, social and governance and ethics criteria to evaluate the performance (“ESG performance”) of the 400 largest U.S. companies (as described above), determined by float-adjusted market capitalization (capitalization calculated by using shares that are readily available for purchase on the open market rather than total shares outstanding). KLD identifies the companies that conflict with the Baptist Guidelines and eliminates them from the selection process. KLD then selects the companies with the highest ESG scores by industry targeting 100 companies that match in market capitalizations the industry weighting of the FTSE U.S. Index. (For more information on the industry weightings of the FTSE U.S. Index, see the Funds’ SAI.)
FaithShares Advisors, LLC (the “Adviser”) will normally invest at least 80% of the Baptist Value Fund’s total assets in securities that comprise the BV Index. This is a non-fundamental policy that may be changed upon 60 days’ prior written notice to shareholders. The Baptist Values Fund generally will invest in all of the securities comprising the BV Index in proportion to the weightings in the BV Index although, under various circumstances where it may not be possible or practicable to purchase all of the securities in the BV Index, the Adviser may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of the securities in the BV Index that have a similar investment

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profile as the BV Index in terms of key risk factors, performance attributes and other characteristics. The Baptist Values Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the BV Index, including in certain futures, options, swap contracts and other derivatives, that the Adviser believes will help the Baptist Values Fund track the BV Index. The Baptist Values Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the BV Index is so concentrated.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Baptist Values Fund are set forth below. An investment in the Baptist Values Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Index Risk: Unlike many investment companies, the Baptist Values Fund is not actively “managed.” Therefore, the Baptist Values Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Baptist Values Fund may not perform the same as its Index due to tracking error. Additionally, issuers that no longer continue to satisfy the BV Index’s screening guidelines will not be removed from the BV Index until the annual reconstitution; therefore, there is a risk that the Baptist Values Fund may be invested for a period of time in a company that fails to meet the screening guidelines.
Market Risk: An investment in the Baptist Values Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments.
Large Cap Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Management Risk: Because the Baptist Values Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Baptist Values Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.
Non-Diversified Risk: The Baptist Values Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Baptist Values Fund’s share price. The Baptist Values Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” or “RIC” for purposes of the Internal Revenue

5

Code of 1986, as amended (the “Code”). Compliance with diversification requirements of the Code could limit the investment flexibility of the Baptist Values Fund.
Concentration Risk: The Baptist Value Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Baptist Values Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Baptist Values Fund to a greater extent than if the Baptist Values Fund’s assets were invested in a wider variety of industries.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Baptist Values Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Index Tracking Risk: The Baptist Values Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Baptist Values Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when reconstituting the Baptist Values Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Baptist Values Fund may not be fully invested at times, either as a result of cash flows into the Baptist Values Fund or reserves of cash held by the Baptist Values Fund to meet redemptions and pay expenses. If the Baptist Values Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Baptist Values Fund purchased all of the securities in the Index.
Performance Information
The Baptist Values Fund has not completed a full calendar year of operations and therefore has no performance information.
Investment Adviser
FaithShares Advisors, LLC serves as the investment adviser to the Baptist Values Fund.
Portfolio Managers
J. Garrett Stevens, CEO of the Trust and FaithShares Advisors, LLC, and Thompson S. Phillips, Jr., President of the Trust and FaithShares Advisors, LLC, are the Baptist Values Fund’s portfolio managers and have managed the Baptist Values Fund since its inception.

6

For important information about the purchase and sale of Baptist Values Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 28 of the prospectus.

7

FaithShares Catholic Values Fund (the “Catholic Values Fund”)
Investment Objective
The Catholic Values Fund’s investment objective is to track the performance, before fees and expenses, of the FaithShares Catholic Values Index, a custom index developed by FTSE KLD Indexes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Catholic Values Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.87%

[1]	The Catholic Values Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Catholic Values Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Catholic Values Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Catholic Values Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Catholic Values Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years
$92	$283

8

Portfolio Turnover
The Catholic Values Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Catholic Values Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Catholic Values Fund’s performance. The Catholic Values Fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal Investment Strategies
The Catholic Values Fund employs a “passive management” investment strategy designed to track the total return performance of the FaithShares Catholic Values Index, a custom index developed by FTSE KLD (the “CV Index” or “Index”). The CV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with the U.S. Conference of Catholic Bishops’ (“USCCB”) Socially Responsible Investment Guidelines (“SRI Guidelines”). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities.
The SRI Guidelines focus on avoiding participation in harmful activities and promotion of the common good. The CV Index has zero tolerance for, and therefore excludes from its Index, companies involved in the following activities: direct participation or support of abortion; manufacture of contraceptive products; use of embryonic stem cell or fetal tissue for research or in a product; and manufacture of tobacco products. The CV Index also excludes companies that manufacture anti-personnel landmines or that derive greater than 5% of revenues from the production of firearms or military weapons. The CV Index avoids inclusion of companies that have been involved in predatory lending controversies and not taken steps to address them; have a pattern of racial or gender discrimination or labor rights controversies without taking steps to address such situations; and use sweatshops in the manufacture of goods. In applying the SRI Guidelines, KLD considers companies for the CV Index with the following corporate practices: have corporate responsibility guidelines; have corporate policies on equal pay and promotion opportunities for women and minorities; provide generous wages and have generous benefit policies; and have programs and policies to protect the environment and reduce greenhouse gas emissions. Companies that provide customers with access to health care and pharmaceuticals; affordable housing or lending for housing or create environmentally beneficial technologies and/or develop alternative, renewable or clean energy resources are also selected for the CV Index. The CV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the CV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the CV Index opts not to take shares of the new company). Companies included in the CV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Catholic Values Fund will not be removed from the CV Index until reconstitution and the Catholic Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

9

KLD selects securities for the CV Index by using proprietary ratings covering environmental, social and governance and ethics criteria to evaluate the performance (“ESG performance”) of the 400 largest U.S. companies (as described above), determined by float-adjusted market capitalization (capitalization calculated using shares that are readily available for purchase on the open market rather than total shares outstanding). KLD identifies the companies that conflict with the SRI Guidelines and eliminates them from the selection process. KLD then selects the companies with the highest ESG scores by industry targeting 100 companies that match in market capitalizations the industry weighting of the FTSE U.S. Index. (For more information on the industry weightings of the FTSE U.S. Index, see the Funds’ SAI.)
FaithShares Advisors, LLC (the “Adviser”) will normally invest at least 80% of the Catholic Values Fund’s total assets in securities that comprise the CV Index. This is a non-fundamental policy that may be changed upon 60 days’ prior written notice to shareholders. The Catholic Values Fund generally will invest in all of the securities comprising the CV Index in proportion to the weightings in the CV Index although, under various circumstances where it may not be possible or practicable to purchase all of the securities in the CV Index, the Adviser may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of the securities in the CV Index that have a similar investment profile as the CV Index in terms of key risk factors, performance attributes and other characteristics. The Catholic Values Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the CV Index, including in certain futures, options, swap contracts and other derivatives, that the Adviser believes will help the Catholic Values Fund track the CV Index. The Catholic Values Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the CV Index is so concentrated.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Catholic Values Fund are set forth below. An investment in the Catholic Values Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Index Risk: Unlike many investment companies, the Catholic Values Fund is not actively “managed.” Therefore, the Catholic Values Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Catholic Values Fund may not perform the same as its Index due to tracking error. Additionally, issuers that no longer continue to satisfy the CV Index’s screening guidelines will not be removed from the CV Index until the annual reconstitution; therefore, there is a risk that the Catholic Values Fund may be invested for a period of time in a company that fails to meet the screening guidelines.
Market Risk: An investment in the Catholic Values Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock

10

prices. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments.
Large Cap Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Management Risk: Because the Catholic Values Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Catholic Values Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.
Non-Diversified Risk: The Catholic Values Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Catholic Values Fund’s share price. The Catholic Values Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” or “RIC” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Compliance with diversification requirements of the Code could limit the investment flexibility of the Catholic Values Fund.
Concentration Risk: The Catholic Values Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Catholic Values Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Catholic Values Fund to a greater extent than if the Catholic Values Fund’s assets were invested in a wider variety of industries.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Catholic Values Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Index Tracking Risk: The Catholic Values Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Catholic Values Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when reconstituting the Catholic Values Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Catholic Values Fund may not be fully invested at times, either as a result of cash flows into the Catholic Values Fund or reserves of cash held by the Catholic Values Fund to meet redemptions and pay expenses. If the Catholic Values Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, its return may not correlate as well with

11

the return on the Index, as would be the case if the Catholic Values Fund purchased all of the securities in the Index.
Performance Information
The Catholic Values Fund has not completed a full calendar year of operations and therefore has no performance information.
Investment Adviser
FaithShares Advisors, LLC serves as the investment adviser to the Catholic Values Fund.
Portfolio Managers
J. Garrett Stevens, CEO of the Trust and FaithShares Advisors, LLC, and Thompson S. Phillips, Jr., President of the Trust and FaithShares Advisors, LLC, are the Catholic Values Fund’s portfolio managers and have managed the Catholic Values Fund since its inception.
For important information about the purchase and sale of Catholic Values Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 28 of the prospectus.

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FaithShares Christian Values Fund (the “Christian Values Fund”)
Investment Objective
The Christian Values Fund’s investment objective is to track the performance, before fees and expenses, of the FaithShares Christian Values Index, a custom index developed by FTSE KLD Indexes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Christian Values Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.87%

[1]	The Christian Values Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Christian Values Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Christian Values Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Christian Values Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Christian Values Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years
$92	$283
Portfolio Turnover
The Christian Values Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Christian Values Fund shares are held in a

13

taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Christian Values Fund’s performance. The Christian Values Fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal Investment Strategies
The Christian Values Fund employs a “passive management” investment strategy designed to track the total return performance of the FaithShares Christian Values Index, a custom index developed by FTSE KLD (the “CHV Index” or “Index”). The CHV Index is designed to measure the performance of U.S. large capitalization companies screened based on the “best practices” of faith-based investing drawn from the guidelines of various Christian denominations (the “Christian Guidelines”). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The CHV Index has zero tolerance for, and therefore excludes from its Index, companies involved in: the direct participation or support of abortion; manufacture of alcoholic beverages; ownership of, or support of, gambling facilities, products or services; production or distribution of violent media; production, sale or distribution of pornography, use of embryonic stem cell or fetal tissue for research in a product; and manufacture, sale or distribution of tobacco products or supply of key elements to the tobacco industry. The CHV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the CHV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the CHV Index opts not to take shares of the new company). Companies included in the CHV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Christian Values Fund will not be removed from the CHV Index until reconstitution, and the Christian Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.
KLD selects securities for the CHV Index by using proprietary ratings covering environmental, social and governance and ethics criteria to evaluate the performance (“ESG performance”) of the 400 largest U.S. companies (as described above), determined by float-adjusted market capitalization (capitalization calculated by using shares that are readily available for purchase on the open market rather than total shares outstanding). KLD identifies the companies that conflict with the Christian Guidelines and eliminates them from the selection process. KLD then selects the companies with the highest ESG scores by industry targeting 100 companies that match in market capitalizations the industry weighting of the FTSE U.S. Index. (For more information on the industry weightings of the FTSE U.S. Index, see the Funds’ SAI.)
FaithShares Advisors, LLC (the “Adviser”) will normally invest at least 80% of the Christian Values Fund’s total assets in securities that comprise the CHV Index. This is a non-fundamental policy that may be changed upon 60 days’ prior written notice to shareholders. The Christian Values Fund generally will invest in all of the securities comprising the CHV Index in proportion to the weightings in the CHV Index although, under various circumstances where it may not be possible or practicable to purchase all of the securities in the CHV Index, the Adviser may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select

14

securities that represent a sample of the securities in the CHV Index that have a similar investment profile as the CHV Index in terms of key risk factors, performance attributes and other characteristics. The Christian Values Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the CHV Index, including in certain futures, options, swap contracts and other derivatives, that the Adviser believes will help the Christian Values Fund track the CHV Index. The Christian Values Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the CHV Index is so concentrated.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Christian Values Fund are set forth below. An investment in the Christian Values Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Index Risk: Unlike many investment companies, the Christian Values Fund is not actively “managed.” Therefore, the Christian Values Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Christian Values Fund may not perform the same as its Index due to tracking error. Additionally, issuers that no longer continue to satisfy the CHV Index’s screening guidelines will not be removed from the CHV Index until the annual reconstitution; therefore, there is a risk that the Christian Values Fund may be invested for a period of time in a company that fails to meet the screening guidelines.
Market Risk: An investment in the Christian Values Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments.
Large Cap Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Management Risk: Because the Christian Values Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Christian Values Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.
Non-Diversified Risk: The Christian Values Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Christian Values Fund’s share price. The Christian Values Fund intends to maintain the required level of diversification so as to

15

qualify as a “regulated investment company” or “RIC” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Compliance with diversification requirements of the Code could limit the investment flexibility of the Christian Values Fund.
Concentration Risk: The Christian Values Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Christian Values Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Christian Values Fund to a greater extent than if the Christian Values Fund’s assets were invested in a wider variety of industries.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Christian Values Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Index Tracking Risk: The Christian Values Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Christian Values Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when reconstiting the Christian Values Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Christian Values Fund may not be fully invested at times, either as a result of cash flows into the Christian Values Fund or reserves of cash held by the Christian Values Fund to meet redemptions and pay expenses. If the Christian Values Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Christian Values Fund purchased all of the securities in the Index.
Performance Information
The Christian Values Fund has not completed a full calendar year of operations and therefore has no performance information.
Investment Adviser
FaithShares Advisors, LLC serves as the investment adviser to the Christian Values Fund.
Portfolio Managers
J. Garrett Stevens, CEO of the Trust and FaithShares Advisors, LLC, and Thompson S. Phillips, Jr., President of the Trust and FaithShares Advisors, LLC, are the Christian Values Fund’s portfolio managers and have managed the Christian Values Fund since its inception.

16

For important information about the purchase and sale of Christian Values Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 28 of the prospectus.

17

FaithShares Lutheran Values Fund (the “Lutheran Values Fund”)
Investment Objective
The Lutheran Values Fund’s investment objective is to track the performance, before fees and expenses, of the FaithShares Lutheran Values Index, a custom index developed by FTSE KLD Indexes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Lutheran Values Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.87%

[1]	The Lutheran Values Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Lutheran Values Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Lutheran Values Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Lutheran Values Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Lutheran Values Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years
$92	$283
Portfolio Turnover
The Lutheran Values Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher

18

transaction costs and may result in higher taxes when Lutheran Values Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Lutheran Values Fund’s performance. The Lutheran Values Fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal Investment Strategies
The Lutheran Values Fund employs a “passive management” investment strategy designed to track the total return performance of the FaithShares Lutheran Values Index, a custom index developed by FTSE KLD (the “LV Index” or “Index”). The LV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with the guidelines for social investing and shareholder advocacy recommended by the Evangelical Lutheran Church in America Board of Pensions. U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The LV Index has zero tolerance, and therefore excludes from its Index, companies involved in the following activities: manufacture of distilled alcohol; ownership or operation of, or support of, gambling facilities or products or services; research and development of nuclear, biological or chemical weapons; production, sale or distribution of pornography; and manufacture of tobacco products. The LV Index also has zero tolerance for companies that are major producers of toxic chemicals or have significant toxic waste releases, significant hazardous waste sites, or significant environmental penalties liabilities. The LV Index strives to include companies involved in the following: community development, affordable housing, corporate policies to purchase from women and minority business, sustainable forestry and renewable energy. The LV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the LV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the LV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Lutheran Values Fund will not be removed from the LV Index until reconstitution, and the Lutheran Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.
KLD selects securities for the LV Index by using proprietary ratings covering environmental, social and governance and ethics criteria to evaluate the performance (“ESG performance”) of the 400 largest U.S. companies (as described above), determined by float-adjusted market capitalization (capitalization calculated by using shares that are readily available for purchase on the open market rather than total shares outstanding). KLD identifies the companies that conflict with the guidelines recommended by the Evangelical Lutheran Church in America Board of Pensions and eliminates them from the selection process. KLD then selects the companies with the highest ESG scores by industry targeting 100 companies that match in market capitalizations the industry weighting of the FTSE U.S. Index. (For information on the industry weightings of the FTSE U.S. Index, see the Funds’ SAI.)

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FaithShares Advisors, LLC (the “Adviser”) will normally invest at least 80% of the Lutheran Values Fund’s total assets in securities that comprise the LV Index. This is a non-fundamental policy that may be changed upon 60 days’ prior written notice to shareholders. The Lutheran Values Fund generally will invest in all of the securities comprising the LV Index in proportion to the weightings in the LV Index although, under various circumstances where it may not be possible or practicable to purchase all of the securities in the LV Index, the Adviser may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of the securities in the LV Index that have a similar investment profile as the LV Index in terms of key risk factors, performance attributes and other characteristics. The Lutheran Values Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the LV Index, including in certain futures, options, swap contracts and other derivatives, that the Adviser believes will help the Lutheran Values Fund track the LV Index. The Lutheran Values Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the LV Index is so concentrated.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Lutheran Values Fund are set forth below. An investment in the Lutheran Values Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Index Risk: Unlike many investment companies, the Lutheran Values Fund is not actively “managed.” Therefore, the Lutheran Values Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Lutheran Values Fund may not perform the same as its Index due to tracking error. Additionally, issuers that no longer continue to satisfy the LV Index’s screening guidelines will not be removed from the LV Index until the annual reconstitution; therefore, there is a risk that the Lutheran Values Fund may be invested for a period of time in a company that fails to meet the screening guidelines.
Market Risk: An investment in the Lutheran Values Fund involves risks similar to those of investing in any Lutheran Values Fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments.
Large Cap Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Management Risk: Because the Lutheran Values Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Lutheran Values Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

20

Non-Diversified Risk: The Lutheran Values Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Lutheran Values Fund’s share price. The Lutheran Values Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” or “RIC” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Compliance with diversification requirements of the Code could limit the investment flexibility of the Lutheran Values Fund.
Concentration Risk: The Lutheran Values Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Lutheran Values Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Lutheran Values Fund to a greater extent than if the Lutheran Values Fund’s assets were invested in a wider variety of industries.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Lutheran Values Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Index Tracking Risk: The Lutheran Values Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Lutheran Values Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when reconstituting the Lutheran Values Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Lutheran Values Fund may not be fully invested at times, either as a result of cash flows into the Lutheran Values Fund or reserves of cash held by the Lutheran Values Fund to meet redemptions and pay expenses. If the Lutheran Values Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Lutheran Values Fund purchased all of the securities in the Index.
Performance Information
The Lutheran Values Fund has not completed a full calendar year of operations and therefore has no performance information.
Investment Adviser
FaithShares Advisors, LLC serves as the investment adviser to the Lutheran Values Fund.

21

Portfolio Managers
J. Garrett Stevens, CEO of the Trust and FaithShares Advisors, LLC, and Thompson S. Phillips, Jr., President of the Trust and FaithShares Advisors, LLC, are the Lutheran Values Fund’s portfolio managers and have managed the Lutheran Values Fund since its inception.
For important information about the purchase and sale of Lutheran Values Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 28 of the prospectus.

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FaithShares Methodist Values Fund (the “Methodist Values Fund”)
Investment Objective
The Methodist Values Fund’s investment objective is to track the performance, before fees and expenses, of the FaithShares Methodist Values Index, a custom index developed by FTSE KLD Indexes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Methodist Values Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.87%

[1]	The Methodist Values Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Methodist Values Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Methodist Values Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Methodist Values Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Methodist Values Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years
$92	$283
Portfolio Turnover
The Methodist Values Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher

23

transaction costs and may result in higher taxes when Methodist Values Fund shares are held in a taxable account. These costs, which are not reflected in annual Methodist Values Fund operating expenses or in the example, affect the Methodist Values Fund’s performance. The Methodist Values Fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal Investment Strategies
The Methodist Values Fund employs a “passive management” investment strategy designed to track the total return performance of the FaithShares Methodist Values Index, a custom index developed by FTSE KLD (the “MV Index” or “Index”). The MV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with The Social Principles of the United Methodist Church (the “Principles”). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The MV Index focuses on avoiding companies that derive specified revenues from business practices that conflict with the teachings of the United Methodist Church. For example, companies that derive 10% or more of revenues from the following activities will be excluded from the MV Index: sale, distribution or marketing of alcoholic beverages or supplying key elements for alcoholic production; production of goods and services related to gambling; manufacture, sale or distribution of antipersonnel weapons and ammunition; production, sale or distribution of pornographic products or services; sale, distribution, or marketing of tobacco products or supplying key elements to the tobacco industry; or a combination of the aforementioned activities. The MV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the MV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the MV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Methodist Values Fund will not be removed from the MV Index until reconstitution, and the Methodist Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.
KLD selects securities for the MV Index by using proprietary ratings covering environmental, social and governance and ethics criteria to evaluate the performance (“ESG performance”) of the 400 largest U.S. companies (as described above), determined by float-adjusted market capitalization (capitalization calculated by using shares that are readily available for purchase on the open market rather than total shares outstanding). KLD identifies the companies that conflict with the Principles and eliminates them from the selection process. KLD then selects the companies with the highest ESG scores by industry targeting 100 companies that match in market capitalizations the industry weighting of the FTSE U.S. Index. (For more information on the industry weightings of the FTSE U.S. Index, see the Funds’ SAI.)
FaithShares Advisors, LLC (the “Adviser”) will normally invest at least 80% of the Methodist Values Fund’s total assets in securities that comprise the MV Index. This is a non-fundamental policy that may be changed upon 60 days’ prior written notice to shareholders. The Methodist Values Fund generally will invest in all of the securities comprising the MV Index in proportion

24

to the weightings in the MV Index although, under various circumstances where it may not be possible or practicable to purchase all of the securities in the MV Index, the Adviser may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of the securities in the MV Index that have a similar investment profile as the MV Index in terms of key risk factors, performance attributes and other characteristics. The Methodist Values Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the MV Index, including in certain futures, options, swap contracts and other derivatives, that the Adviser believes will help the Methodist Values Fund track the MV Index. The Methodist Values Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the MV Index is so concentrated.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Methodist Values Fund are set forth below. An investment in the Methodist Values Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Index Risk: Unlike many investment companies, the Methodist Values Fund is not actively “managed.” Therefore, the Methodist Values Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Methodist Values Fund may not perform the same as its Index due to tracking error. Additionally, issuers that no longer continue to satisfy the MV Index’s screening guidelines will not be removed from the MV Index until the annual reconstitution; therefore, there is a risk that the Methodist Values Fund may be invested for a period of time in a company that fails to meet the screening guidelines.
Market Risk: An investment in the Methodist Values Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments.
Large Cap Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Management Risk: Because the Methodist Values Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Methodist Values Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.
Non-Diversified Risk: The Methodist Values Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a

25

larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Methodist Values Fund’s share price. The Methodist Values Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” or “RIC” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Compliance with diversification requirements of the Code could limit the investment flexibility of the Methodist Values Fund.
Concentration Risk: The Methodist Values Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Methodist Values Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Methodist Values Fund to a greater extent than if the Methodist Values Fund’s assets were invested in a wider variety of industries.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Methodist Values Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Index Tracking Risk: The Methodist Values Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Methodist Values Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when reconstituting the Methodist Values Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Methodist Values Fund may not be fully invested at times, either as a result of cash flows into the Methodist Values Fund or reserves of cash held by the Methodist Values Fund to meet redemptions and pay expenses. If the Methodist Values Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Methodist Values Fund purchased all of the securities in the Index.
Performance Information
The Methodist Values Fund has not completed a full calendar year of operations and therefore has no performance information.
Investment Adviser
FaithShares Advisors, LLC serves as the investment adviser to the Methodist Values Fund.

26

Portfolio Managers
J. Garrett Stevens, CEO of the Trust and FaithShares Advisors, LLC, and Thompson S. Phillips, Jr., President of the Trust and FaithShares Advisors, LLC, are the Methodist Values Fund’s portfolio managers and have managed the Methodist Values Fund since its inception.
For important information about the purchase and sale of Methodist Values Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 28 of the prospectus.

27

Summary Information about Purchasing and Selling Shares,
Taxes and Financial Intermediary Compensation
Purchase and Sale of Fund Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Funds throughout the trading day like any publicly traded security. Each Fund’s shares will be listed, subject to notice of issuance, on the NYSE Arca. The price of a Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the relevant Index. Except when aggregated in Creation Units, the Funds’ shares are not redeemable securities.
Tax Information
The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Index Information
The Indexes were developed by FTSE KLD Indexes (“FTSE KLD”) under a cooperation agreement between KLD Research and Analytics, Inc. (“KLD”) and FTSE International Limited (“FTSE”) and licensed to FaithShares Advisors, LLC for use in exchange-traded funds and related ETF options products. Each Index is equal-weighted and designed to represent the large-cap U.S. equity market available to various religious investors. The eligible universe for each Index is the largest 400 US equities by market capitalization from the FTSE U.S. Index. The industries considered for inclusion in the Indexes are: oil and gas; consumer goods; telecommunications; technology; basic materials; health care; utilities; industrials; consumer services; and financials. Companies are added to an Index at the time of the annual reconstitution. Companies may be removed from an Index at any time during the year due to certain corporate actions. Each index is rebalanced annually on the third Friday of June each year.
Disclaimer
The Indexes are trademarks of FTSE KLD Indexes and have been licensed for use for certain purposes by the Trust. The Indexes’ only relationship to the Trust is FTSE KLD’s licensing to the Trust of certain FTSE KLD trademarks, the underlying indexes, trade name, and of the data supplied by FTSE KLD Indexes which is determined, composed, and calculated by FTSE KLD without regard to the Trust, the Adviser, this product, or any investor. FTSE KLD Indexes and the Fund shares are not sponsored, endorsed, sold, or promoted by FTSE KLD. FTSE KLD makes no warranty or representation, regarding the advisability of purchasing, holding or trading this product or investing in securities generally or in the Funds particularly or the ability of any data supplied by FTSE KLD to track general stock market performance. FTSE KLD has no obligation to take the needs of the Trust, the Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the Indexes. FTSE KLD is not responsible for and has not participated in the determination of the prices of the common shares of the Funds or the timing of the issuance or sale of such common shares. FTSE KLD has no obligation or liability in connection with the administration, marketing or trading of Fund shares.
Additional Investment Strategies
Each Fund, using an “indexing” investment approach, seeks to track as closely as possible (i.e., obtain a high level of correlation), before fees and expenses, the performance of its respective Index. A number of factors may affect a Fund’s ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology. There can be no guarantee that a Fund will achieve a high degree of correlation.
The Adviser may sell securities that are represented in an Index or purchase securities not yet represented in an Index, in anticipation of their removal from or addition to an Index. There may also be instances in which the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index which the Adviser believes are appropriate to substitute for certain securities in that Fund’s Index or utilize various combinations of other available investment techniques in seeking to track an Index. Each Fund may invest in stock index futures

29

contracts and other derivatives in order to track an Index. Each Fund will not take defensive positions.
Each Fund may change its investment objective without shareholder approval.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. Each Fund’s portfolio turnover rate is not expected to exceed 10% of the average value of its portfolio.
Additional Risks
Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.
Fluctuation of Net Asset Value. The net asset value of the Fund shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the net asset value of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Fund shares at a time when the market price is at a premium to the net asset value of the shares or sells at a time when the market price is at a discount to the net asset value of the shares, then the investor may sustain losses.

30

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.
Fund Management
FaithShares Advisors, LLC, an Oklahoma limited liability company, formed in 2009, is located at 3555 Northwest 58th Street, Suite 410, Oklahoma City, Oklahoma, 73112. The Adviser is majority owned by its managing member, FaithShares Investment Management, LLC, an Oklahoma limited liability company whose members are Thompson S. Phillips, Jr. and J. Garrett Stevens. The Adviser serves as investment adviser to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees. Pursuant to an investment advisory agreement, the Adviser is responsible for arranging, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Adviser is also responsible for employing any sampling strategy for the Funds.
For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. Therefore, other expenses of the Fund are expected to be less than 0.01%. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by the Fund.

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A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders.
Portfolio Managers
J. Garrett Stevens and Thompson S. Phillips, Jr. (the “Portfolio Managers”), are employees of the Adviser and are primarily responsible for the day-to-day management of the Funds. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities.
Mr. Stevens founded the Adviser with Mr. Phillips in 2009 and has over 8 years of investment experience. Prior to founding the Adviser, Mr. Stevens worked with Mr. Phillips at Phillips Capital Advisors and T.S. Phillips Investments, Inc. Mr. Stevens also formed his own registered investment advisory firm, Capitalist Asset Management in 2005. Mr. Stevens has been an investment consultant for various faith-based and secular institutions since 2001. Mr. Stevens is a graduate of Oklahoma State University.
Mr. Phillips founded the Adviser with Mr. Stevens in 2009 and has over 32 years of investment experience. Prior to founding the Adviser, Mr. Phillips has owned and operated a separate registered investment advisory firm, Phillips Capital Advisors and a broker dealer, T.S. Phillips Investments, Inc. in Oklahoma City since 1990 and 2004 respectively that currently has 18 investment advisers. Mr. Phillips has been an investment consultant for various faith-based and secular institutions since 1990. Mr. Phillips is a graduate of The College of William & Mary.
The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund shares.
Buying and Selling the Funds
Fund shares are listed for secondary trading on the NYSE Arca. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the shares. The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share for the Funds is computed by dividing the value of the net assets of the Funds (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. Net asset value is

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determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern time).
When determining net asset value, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE Arca (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s benchmark Index.
Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem a Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.
Other Considerations
Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which the payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Fund

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shares. However, the Board of Trustees has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Dividends, Distributions and Taxes
Fund Distributions
Each Fund pays out dividends from its net investment income to investors at least quarterly. The Fund distributes any net capital gains, if any, annually.
Dividend Reinvestment Service
Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of that Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Tax Information
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
Tax Status of Each Fund
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions
•	Each Fund will distribute substantially all of its net investment income, quarterly, and net capital gains income, annually.

•	The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•	Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•	If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.
Tax Status of Share Transactions
Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different Fund of the Trust is treated the same as a sale. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any

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capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent the capital gain dividends were paid with respect to such shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.
Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.
Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.
Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.
Additional Information
When available, information regarding the number of days each Fund’s market price was at a discount or a premium to its NAV for the most recently completed fiscal year and the most recently completed calendar quarters since that year, will be provided, free of charge, on the Funds’ web site at www.faithshares.com.

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FAITHSHARES Trust
3555 Northwest 58th Street, Suite 410
Oklahoma City, Oklahoma 73112
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.
FOR MORE INFORMATION
To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about a Fund or to make other inquiries, please contact us as follows:

Call:	1-877-FAITH-55
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	FaithShares Trust
3555 Northwest 58th Street, Suite 410
Oklahoma City, Oklahoma 73112

Visit:	www.faithshares.com
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.
The Trust’s Investment Company Act file number: 811-22263

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STATEMENT OF ADDITIONAL INFORMATION
FAITHSHARES BAPTIST VALUES FUND (FZB; NYSE ARCA)
FAITHSHARES CATHOLIC VALUES FUND (FCV; NYSE ARCA)
FAITHSHARES CHRISTIAN VALUES FUND (FOC; NYSE ARCA)
FAITHSHARES LUTHERAN VALUES FUND (FKL; NYSE ARCA)
FAITHSHARES METHODIST VALUES FUND (FMV; NYSE ARCA)
each, a series of FAITHSHARES TRUST (the “Trust”)
December 7, 2009
Investment Adviser:
FaithShares Advisors, LLC
This Statement of Additional Information (“SAI”) is not a prospectus. With respect to each of the Trust’s series, the SAI should be read in conjunction with the prospectus, dated December 7, 2009, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Funds’ Distributor, SEI Investments Distribution Co, One Freedom Valley Drive, Oaks, PA 19456, by visiting the Trust’s website at www.faithshares.com or by calling 1-877-FAITH-55.

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GENERAL INFORMATION ABOUT TRUST
The Trust is an open-end management investment company consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 17, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to track the performance, before fees and expenses, of a specified market index (each, an “Index” and collectively, the “Indexes”). FaithShares Advisors, LLC (the “Adviser”) manages each Fund.
Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares will be listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Shares.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to five times the fixed Creation or Redemption Transaction Fee may apply.
ADDITIONAL INDEX INFORMATION
The FaithShares Custom Index series was developed by FTSE KLD Indexes (“FTSE KLD”) under a cooperation agreement between KLD Research and Analytics, Inc. (“KLD”) and FTSE International Limited (“FTSE”), jointly the “Index Administrator.” Each Index is equal weighted and designed to represent the large-cap U.S. equity market available to religious investors.
Eligible Universe
The eligible universe for the Indexes is the largest 400 U.S. equities included in the FTSE U.S. Index. The 400 largest U.S. equities are determined by float-adjusted market capitalization on the relevant determination date or closest business day of each year. “ Largest U.S. equities” include companies that have U.S. headquarters and are listed on the NYSE or NASDAQ. Companies listed on NASDAQ OTC Bulletin Board, NYSE Arca Exchange, or NASDAQ Pink Sheets are not eligible. For companies with non-U.S. incorporation for tax or regulatory purposes, KLD follows FTSE country classification. Companies with U.S. headquarters and incorporation in the following countries generally are eligible: Cayman Islands; Bahamas; Bermuda; Panama and Puerto Rico. Preferred stocks, limited or other types of partnerships, royalty trusts, and closed-end funds are not eligible for inclusion.
Index Construction
Each Index is constructed as follows: FTSE/KLD evaluates the ESG performance of the 400 largest U.S. equities in the following industries: oil and gas; consumer goods; telecommunications; technology; basic materials; health care; utilities; industrials; consumer services; and financials. The companies in each industry peer group are ranked according to ESG performance. For each index, KLD removes any companies that FAIL the screens for that Index, then selects the highest ranked companies in each industry according to industry diversification and weighting requirements (see below). Each Index is constructed to include approximately 100 companies that meet the specific faith performance standards, have the highest ESG scores, and match the industry diversification and weighting of the FTSE U.S. Index.
The following table shows the industry diversification and weighting for the FTSE U.S. Index as of June 22, 2009. The table indicates the number of companies included in each Fund’s Index by industry as of June 22, 2009.

Basic Materials	2
Consumer Goods	11
Consumer Services	12
Financials	12
Health Care	15
Industrials	11
Oil & Gas	13
Technology	16
Telecommunications	4
Utilities	4
Each Index reconstitutes annually on the third Friday of June. Companies can only be added to an Index at reconstitution. Companies may be removed at any time during the year due to certain corporate actions. Companies included in an Index that do not continue to satisfy the screening guidelines for a Fund during the period between annual reconstitutions will not be removed from an Index until the next reconstitution.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS
Each Fund’s investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
DIVERSIFICATION
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of each Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies.
Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve each Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives.
CONCENTRATION
Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the benchmark Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its benchmark Index.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies.
EQUITY SECURITIES
Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market.
REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
U.S. GOVERNMENT SECURITIES
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie

Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality.  Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets.  This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.  Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.
•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
BORROWING
While the Funds do not anticipate doing so, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Adviser believes that the respective Fund’s investment objective would be furthered.
Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
LENDING PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.
With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.
A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Although there is no limit on the percentage of total assets the Fund may invest in reverse repurchase agreements, the use of reverse repurchase agreements is not a principal strategy of the Funds.
OTHER SHORT-TERM INSTRUMENTS
In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
INVESTMENT COMPANIES
Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS
Each Fund may utilize exchange-traded futures and options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.
Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.
A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.
A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components. The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).
Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, a Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.
Swap Agreements. Each Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.
FUTURE DEVELOPMENTS
A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.
SPECIAL CONSIDERATIONS AND RISKS
A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL
Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.
FUTURES AND OPTIONS TRANSACTIONS
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.
Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.
Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
RISKS OF SWAP AGREEMENTS
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.
The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
TAX RISKS
As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.
CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For these purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:
1.	Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote. A Fund will not:
1.	Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.	Under normal circumstances, invest less than 80% of its total assets in securities that comprise its relevant Index. Prior to any change in a Fund’s 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).
Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION” and “BUYING AND SELLING THE FUNDS.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.
The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.
The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.
The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.
MANAGEMENT OF THE TRUST
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”
TRUSTEES AND OFFICERS OF THE TRUST
The Board has responsibility for the overall management and operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below:

				Number of
				Portfolios in
			Principal	Fund
		Term of Office	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past 5	Overseen By	Directorships held
and Age	with the Trust	Time Served	Years	Trustee	by Trustee
Interested Trustees

Thompson S. Phillips, Jr. 3555 Northwest 58th Street Suite 600 Oklahoma City, OK 73112 (58 years old)	Trustee and President	Since 2009	Phillps Capital Advisors 1990 to Present – Founder; T.S. Phillips Investments, Inc. 2004 – Present – President and Founder; FaithShares Advisors, LLC 2009 to Present – President and Portfolio Manager	5	None

J. Garrett Stevens 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (30 years old)	Trustee and Chief Executive Officer	Since 2009	Phillips Capital Advisors 2001 – Present – Vice President; T.S. Phillips Investments, Inc. 2001 to Present – Vice President; FaithShares Advisors, LLC 2009 to Present – Chief Executive Officer and Portfolio Manager	5	None

				Number of
				Portfolios in
			Principal	Fund
		Term of Office	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past 5	Overseen By	Directorships held
and Age	with the Trust	Time Served	Years	Trustee	by Trustee
Independent Trustees
Nancy Bainbridge c/o FaithShares Trust 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (54 years old)	Trustee	Since 2009	Commercial Federal Bank –Vice-President May 2002-March 2005; Spirit Bank- Senior Vice-President- March 2005-Present	5	None

Thomas C. Burgin c/o FaithShares Trust 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (59 years old)	Trustee	Since 2009	T.C. Burgin, CPA, PC- President 1991-Present	5	Director of the South Oklahoma Chamber of Commerce

Dr. Adrian E. Cole c/o FaithShares Trust 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (58 years old)	Trustee	Since 2009	New Covenant United Methodist Church 1996-Present-Senior Minister	5	Director of Oklahoma Federal Credit Union

Steven McConnell c/o FaithShares Trust 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (42 years old)	Trustee	Since 2009	DeBee Gilchrist –Attorney 2004-2006 Legacy Bank- Corporate Counsel & Senior Trust Officer 2006-Present	5	None
OFFICERS

Term of
Name,	Position(s)	Office and		Other
Address, and	Held with the	Length of	Principal Occupation(s)	Directorships
Age	Trust	Time Served	During Past 5 Years	held
Thompson S. Phillips, Jr. 3555 Northwest 58 th Street Suite 600 Oklahoma City, OK 73112 (58 years old)	Trustee and President	Since 2009	Phillps Capital Advisors 1990 to Present — Founder; T.S. Phillips Investments, Inc. 2004 — Present — President and Founder; FaithShares Advisors, LLC 2009 to Present — President and Portfolio Manager	None.

J. Garrett Stevens 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (30 years old)	Trustee and Chief Executive Officer	Since 2009	Phillips Capital Advisors 2001 — Present — Vice President;
T.S. Phillips Investments, Inc.
2001 to Present — Vice President;
			FaithShares Advisors, LLC 2009 to Present — Chief Executive Officer and Portfolio Manager	None.

Stephen F. Panner SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (39 years old)	Assistant Treasurer	Since 2009	Fund Accounting Director of the SEI Investments Global Fund Services, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.	None.

Carolyn Mead SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (52 years old)	Assistant Secretary	Since 2009	Counsel at SEI Investments since 2007. Associate at Stradley, Ronon, Stevens & Young from 2004 to 2007. Counsel at ING Variable Annuities from 1999 to 2002.	None.
COMPENSATION OF THE TRUSTEES AND OFFICERS
Because the Trust is recently organized, there is no historical information regarding the compensation paid to the Trust’s Trustees and officers. The Independent Trustees of the Trust do not currently receive any compensation.
BOARD COMMITTEES
The Board has established the following standing committees:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee meets periodically, as necessary.
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary.
Fair Value Committee. The Board also has established a Fair Value Committee that may be comprised of representatives from the Adviser, representatives from the Funds’ administrator, counsel to the Funds, and/or members of the Board of Trustees. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. Mr. Stevens currently serves as the Board’s delegate on the Fair Value Committee. The Fair Value Committee meets periodically, as necessary.
OWNERSHIP OF SHARES
The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund and each other series of the Trust as of the end of the most recently completely calendar year. Because the Funds are new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Funds. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

		Aggregate Dollar Range of Shares
Name	Dollar Range of Shares	(All Funds)
Interested Trustees
Thompson S. Phillips, Jr.	$0	$0
J. Garrett Stevens	$0	$0
Independent Trustees

		Aggregate Dollar Range of Shares
Name	Dollar Range of Shares	(All Funds)
Nancy Bainbridge	$0	$0
Thomas C. Burgin	$0	$0
Dr. Adrian E. Cole	$0	$0
Steven McConnell	$0	$0
CODE OF ETHICS
The Trust, the Adviser, and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Board of Trustees has delegated the responsibility to vote proxies for securities held in the Funds’ portfolios to the Adviser. Proxies for the portfolio securities are voted in accordance with the Adviser’s proxy voting guidelines, which are set forth in Exhibit A to this SAI. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge by calling 1-877-FAITH-55; (2) on the Funds’ website at www.faithshares.com; and (3) on the SEC’s website at http://www.sec.gov.
INVESTMENT ADVISORY AND OTHER SERVICES
FaithShares Advisors, LLC, an Oklahoma limited liability company located at 3555 Northwest 58th Street, Suite 410 Oklahoma City, Oklahoma 73112, serves as the investment adviser to the Funds. The Adviser is majority owned by its managing member, FaithShares Investment Management LLC, an Oklahoma limited liability company of which Mr. Phillips and Mr. Stevens are the sole members. Currently, the Adviser’s sole investment advisory client is the Trust.
The Trust and the Adviser have entered into an investment advisory agreement dated October 20, 2009 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers, Trustees or employees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under this Advisory Agreement.
After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the

Adviser on 90 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.
Pursuant to the Advisory Agreement, for the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by the Fund.
THE PORTFOLIO MANAGERS
This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.
COMPENSATION
The Adviser compensates the Funds’ portfolio managers for the management of the Fund. Portfolio Managers are compensated solely through their ownership in the Adviser.
SHARES OWNED BY PORTFOLIO MANAGERS
Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Funds are new, as of the date of this SAI, none of the Portfolio Managers beneficially own shares of a Fund.
OTHER ACCOUNTS
In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2009.

	Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Name	Accounts	($ millions)	Accounts	($ millions)	Accounts	($ millions)
J. Garrett Stevens	0	0	0	0	36	125
Thompson S. Phillips, Jr.	0	0	0	0	36	125
CONFLICTS OF INTEREST
The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. For certain other accounts, the portfolio managers act in an investment consulting role (hiring money managers and/or selecting mutual funds and performing quarterly investment performance analysis); for the remaining other accounts, the portfolio manager trades in and out of three specific ETFs to which it is limited. No account has a performance based fee. The portfolio managers do not actively select stocks for any other account.
THE DISTRIBUTOR
The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated October 20, 2009 (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan will be made during the next twelve (12) months of operation. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of a Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.
•	Description of Distribution Services. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
THE ADMINISTRATOR
SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.
The Trust and the Administrator have entered into an administration agreement dated October 20, 2009 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Funds.
The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.
For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

Fee (as a percentage of aggregate
average annual assets)	Funds’ Average Daily Net Assets
0.145%	First $2 billion
0.115%	over $2 billion
The foregoing fee is subject to a minimum annual fee as follows: Year 1 $ 70,000 per Fund, Year 2 $85,000 per Fund, Year 3 $130,000 per Fund.
•	Each additional fund established after the initial 5 Funds will be subject to a minimum annual fee equal to the schedule above.

•	Each additional class of shares of a Fund established after the initial (1) class of shares per Fund will be subject to an additional minimum annual fee equal to the schedule above per class.

THE CUSTODIAN
Brown Brothers Harriman (the “Custodian”), 40 Water St. Boston, MA 02109 serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.
THE TRANSFER AGENT
Brown Brothers Harriman (the “Transfer Agent”), 40 Water St. Boston, MA 02109, serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.
LEGAL COUNSEL
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel to the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG, 1601 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the In-Kind Creation Basket and the In-Kind Redemption Basket, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
The Adviser does not currently use the Funds’ assets for, or participate in, any third party soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.
The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealer.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of “regular broker dealers” to report.
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 10%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede &Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a 09:44:13.35 22-APR-2009 Date: Operator: comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The Fund had not commenced operations as of November 30, 2009 and therefore no person owned of record beneficially 5% or more of any Shares of the Fund.
An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.
The Fund had not commenced operations prior to the date of this SAI and therefore, the Trustees and Officers of the Trust did not own any of the Fund’s outstanding shares.
PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS
The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (as defined below). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s benchmark Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
Each Fund, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.
PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.
All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through a subcustody agent for (for foreign securities). With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
The standard creation transaction fee for each Fund will be $500. The maximum creation transaction fee for each Fund will be $3,000.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, s shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in each Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.
The standard redemption transaction fee for each Fund will be $500. The maximum redemption transaction fee for each Fund will be $3,000.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.
ADDITIONAL REDEMPTION PROCEDURES. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value. A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating a Fund’s net asset value per Share, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Pricing and Investment Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index providers). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s benchmark Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Trust. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Trust as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
Regulated Investment Company (RIC) Status. The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).
In the event of a failure by a Fund to qualify as a RIC, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had a Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a

RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.
Each Fund intends to distribute substantially all its net investment income quarterly and net realized capital gains to shareholders annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.
Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15% for taxable years beginning before January 1, 2011. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such

Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Options, Swaps and Other Complex Securities. The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.
A Fund’s transactions in swaps, under some circumstances, could preclude the Fund’s qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund’s portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.
With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.
Back-Up Withholding. A Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning after December 31, 2004 and not beginning after December 31, 2009, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Other Issues. The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.
The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.
FINANCIAL STATEMENTS
Report of Independent Registered Public Accounting Firm
The Board of Trustees and shareholders of FaithShares Trust:
We have audited the accompanying statements of assets and liabilities of the FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Methodist Values Fund, FaithShares Baptist Values Fund, and FaithShares Lutheran Values Fund (collectively, the Funds), each a series of FaithShares Trust, as of November 30, 2009. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the aforementioned funds of the FaithShares Trust as of November 30, 2009 in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, Pennsylvania
December 3, 2009

FaithShares Trust
Statements of Assets and Liabilities
November 30, 2009

	Catholic		Methodist	Baptist	Lutheran
	Values	Christian	Values	Values	Values
	Fund	Values Fund	Fund	Fund	Fund
Assets
Cash and cash equivalents	$34,000	$33,000	$33,000	$—	$—

Net Assets	$34,000	$33,000	$33,000	$—	$—

Components of Net Assets:
Paid in Capital	$34,000	$33,000	$33,000	$—	$—

Net Assets	$34,000	$33,000	$33,000	$—	$—

Shares Issued and Outstanding	1,360	1,320	1,320	—	—

Net Asset Value Per Share	$25.00	$25.00	$25.00	$—	$—

See accompanying notes.

FaithShares Trust
Notes to Financial Statements
November 30, 2009
1. Organization
FaithShares Trust (the “Trust”), was formed on July 17, 2009 as an open-end registered management investment company comprised of five exchange-traded funds: FaithShares Baptist Values Fund (“Baptist Values Fund”), FaithShares Catholic Values Fund (“Catholic Values Fund”), FaithShares Christian Values Fund (“Christian Values Fund”), FaithShares Lutheran Values Fund (“Lutheran Values Fund”) and FaithShares Methodist Values Fund (“Methodist Values Fund”) (each a “Fund” and collectively the “Funds”). The investment objective of each Fund is to track the performance, before fees and expenses, of a specified market index (each, an “Index” and collectively, the “Indexes”). FaithShares Advisors, LLC (the “Adviser”) manages each Fund. The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). To date, the only capital contribution to the Trust resulted in the issuance to the Adviser of 4,000 shares of beneficial interest (“Shares”) of certain of the Funds at an aggregate purchase price of $100,000 on November 30, 2009. The Adviser owns 100% of the outstanding Shares of the Funds.
Shares of each of the Funds will be listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.
2. Summary of Significant Accounting Policies
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principals generally accepted in the United States of America (“GAAP”) for investment companies.

FaithShares Trust
Notes to Financial Statements (continued)
November 30, 2009
2. Summary of Significant Accounting Policies (continued)
Use of Estimates and Indemnifications
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.
Income Taxes
Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.
3. Agreements
Investment Advisory Agreement
For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. Therefore, other expenses of the Fund are expected to be less than 0.01%. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by the Fund.

FaithShares Trust
Notes to Financial Statements (continued)
November 30, 2009
3. Agreements (continued)
Distribution Agreement
SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the administrator (the “Distributor”) serve as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.
The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the board of trustees.
Administrator, Custodian, Fund Accountant and Transfer Agent
SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custody Agreement and a Transfer Agency and Service Agreement.
4. Creation and Redemption Transactions
The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.”
Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Exhibit A
FAITHSHARES ADVISORS, LLC
Proxy Voting Guidelines
The Advisory Agreement between FaithShares Trust (the “Trust”) and FaithShares Advisors, LLC (the “Adviser”), empowers the Adviser to vote proxies on behalf of the Trust. The Adviser votes proxies for securities held in client accounts using the following guidelines to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that the Adviser:
General Guidelines
The proxy voting guidelines below summarize FaithShares Advisors, LLC’s (the “Adviser”) position on various issues of concern to investors and give a general indication of how portfolio securities held in client accounts will be voted on proposals dealing with particular issues. The guidelines are not exhaustive and do not include all potential voting issues. In addition, because proxy voting issues and circumstances of individual companies are so varied, there may be instances when the Adviser may not vote in strict adherence to these guidelines as outlined below. The following guidelines are grouped according to the types of proposals generally presented to shareholders.
(i) Board of Directors Issues
The Adviser will generally vote for all Board of Directors nominees unless certain actions by the Directors warrant votes to be withheld. These instances include Directors who:
•	Attend less than 75% of the board and committee meetings unexcused;

•	Ignore a shareholders’ proposal that is approved by a majority of the votes cast for two (2) consecutive years;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;

•	Are inside directors and sit on the audit, compensation or nomination committees; and

•	Enacted egregious corporate governance policies.
All other items are voted on a case-by-case basis with the exception of the following, which the Adviser will generally oppose:
•	Proposals to limit the tenure of outside directors;

•	Proposals to impose mandatory retirement ages for outside directors; and

•	Proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.
(ii) Auditors
the Adviser will generally vote for proposals to ratify auditors, unless:
•	An auditor has a financial interest in or association with the company, and is therefore not independent; or

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
(iii) Executive and Director Compensation
the Adviser will generally support executive compensation plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. The Adviser will also support resolutions regarding director’s fees. In general, the Adviser will determine votes for the following on a case-by-case basis:

•	Stock-based incentive plans;

•	Performance-based stock option proposals;

•	Stock plans in lieu of cash;

•	Proposals to ratify or cancel executive severance agreements; and

•	Management proposals seeking approval to re-price options
The Adviser will generally vote for:
•	Employee stock purchase plans where the purchase price is at least 85 percent of fair market value, offering period is 27 months or less, and potential voting power dilution is ten percent or less;

•	Proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares);

•	Proposals to implement a 401(k) savings plan for employees;

•	Proposals seeking additional disclosure of executive and director pay information, provided that the information is relevant to shareholders’ needs, would not put the company at a disadvantage, and is not unduly burdensome; and

•	Proposals to expense stock options.
The Adviser will generally vote against:
•	Retirement plans for non-employee directors;

•	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or forms of compensation; and

•	Shareholder proposals requiring director fees to be paid in stock only
(iv) Takeover/Tender Offer Defenses
Anti-takeover proposals are analyzed on a case-by-case basis. However, since investors customarily, in our view, suffer a diminution of power as a result of the adoption of such proposals, they are generally opposed by the Adviser unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer. Specifically, the Adviser will under normal circumstances oppose:
•	Dual class exchange offers and dual class recapitalizations (unequal voting rights);

•	Proposals to require a supermajority shareholder vote to approve charter and by-law amendments;

•	Proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations; and

•	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
The Adviser will generally vote in favor of the following issues:
•	Proposals to adopt anti-greenmail charter by-law amendments or to otherwise restrict a company’s ability to make greenmail payments; and

•	Proposals to require approval of blank check preferred stock issues for other than general corporate purposes
(v) Capital Structure and Shareholder Rights
This category consists of broad issues concerning capital structure and shareholder rights. These types of issues generally call for revisions to the corporate by-laws, which will impact shareholder ownership rights. All items are reviewed and voted on a case-by-case basis; however, the Adviser endeavors to balance the ownership rights of shareholders and their best interests with providing management of each corporation the greatest operational latitude.

(vi) Social and Political Responsibility Issues
In the case of social and political responsibility issues that in the Adviser’s view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of the Adviser’s clients. Unless a client has given us other instructions, the Adviser generally votes in accordance with the recommendations of a proxy voting agent on these social and political issues, although the Adviser sometimes abstains from voting on these issues.

PART C: OTHER INFORMATION
Item 28.                         Exhibits

(a)(1)	Certificate of Trust dated July 17, 2009 of FaithShares Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust dated October 13, 2009 is filed herewith.

(b)	Registrant’s By-Laws dated October 20, 2009 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(c)	Not applicable.

(d)	Advisory Agreement dated October 20, 2009 between the Registrant and FaithShares Advisors, LLC is incorporated herein by reference to Exhibit (d) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(e)(1)	Distribution Agreement dated October 20, 2009 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(e)(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(f)	Not applicable.

(g)	Custodian Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(h)	Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (h) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Consent of independent registered public accountant, KPMG LLP, is filed herewith.

(k)	Not applicable.

(l)	Seed Capital Subscription Agreement between the Registrant and FaithShares Advisors, LLC is filed herewith.

(m)	Distribution and Service Plan dated October 20, 2009 is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(p)(2)	Code of Ethics of FaithShares Advisors, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(p)(3)	Code of Ethics of SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (p)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(q)	Powers of Attorney for Nancy Bainbridge, Steven McConnell, Thomas C. Burgin, and Adrian E. Cole are incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.
Item 29. Persons Controlled by or under Common Control with the Fund
Not Applicable.
Item 30. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and other Connections of the Investment Adviser
FaithShares Advisors, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 3555 Northwest 58th Street, Suite 410, Oklahoma City, Oklahoma 73112. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.
Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with
Investment Adviser	Name of Other Company	Connection with Other Company
Thompson S. Phillips, Jr. President	T.S. Phillips Investments, Inc. Phillips Capital Advisors, Inc.	President President
	Phillips Securities Insurance Agency, Inc.	President
	Phillips Investment Consultants, LLC	President
J. Garrett Stevens Chief Executive Officer	T.S. Phillips Investments, Inc. Phillips Capital Advisors, Inc.	Vice President Vice President
	Capitalist Asset Management, LLC	President
Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32. Principal Underwriters
(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Forward Funds	August 14, 2008
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer, Chief Operations	—
Officer, & Treasurer
Karen LaTourette	Chief Compliance Officer, Anti-Money
	Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John Coary	Vice President & Assistant Secretary	—
John Cronin	Vice President	—
Robert Silvestri	Vice President	—
Item 33. Location of Accounts and Records:
State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:
(a)	Registrant: c/o FaithShares Advisors, LLC 3555 Northwest 58th Street, Suite 410 Okalahoma City, Oklahoma 73112

(b)	Adviser: FaithShare Advisors, LLC 3555 Northwest 58th Street, Suite 410 Okalahoma City, Oklahoma 73112

(c)	Principal Underwriter: SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

(e)	Custodian: Brown Brothers Harriman 40 Water Street Boston, MA 02109
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 3 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 4th day of December, 2009.

FaithShares Trust
/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Thompson S. Phillips, Jr.	Trustee and President	December 4, 2009

Thompson S. Phillips, Jr.

*	Trustee	December 4, 2009

Nancy Bainbridge

*	Trustee	December 4, 2009

Steven McConnell

*	Trustee	December 4, 2009

Thomas C. Burgin

*	Trustee	December 4, 2009

Adrian E. Cole

/s/ J. Garrett Stevens	Trustee and Chief Executive Officer	December 4, 2009

J. Garrett Stevens

/s/ Stephen Panner	Assistant Treasurer	December 4, 2009
Stephen Panner

*	/s/ J. Garrett Stevens

J. Garrett Stevens

*	Attorney-in-Fact, pursuant to powers of attorney for Nancy Bainbridge, Steven McConnell, Thomas C. Burgin, and Adrian E. Cole, which are incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

Exhibit Index

Exhibit Number	Exhibit:

EX-99.A2	Registrant’s Agreement and Declaration of Trust dated October 13, 2009

EX-99.I	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J	Consent of independent registered public accountant, KPMG LLP

EX-99.L	Seed Capital Subscription Agreement between the Registrant and FaithShares Advisors, LLC